ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2014
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Silver Falcon Mining, Inc. (the “Company,” “we” or “us”) was formed in the State of Delaware on October 11, 2007. On October 15, 2007, we completed a holding company reorganization with Dicut, Inc. (“Dicut”) pursuant to Section 251(g) of the Delaware General Corporation Law.  Dicut previously operated in the information technology business, but ceased operations in 2005.

On October 11, 2007, GoldLand leased its mineral rights on War Eagle Mountain to us. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which minerals are mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of minerals mined from tailing piles on the premises or through shafts or adits located on the premises. The lease provides that lease payments must commence April 1, 2008, but by agreement with GoldLand we extended the commencement date to July 1, 2010. On the first quarter of 2011, we amended the above-described lease with GoldLand.  The amendment provided that the annual lease payments would be deferred for a fifteen month period from October 2010 to December 2011, and the term of the Lease would be extended for an equal amount of time. In the first quarter of 2014, we amended the above-described lease with GoldLand.  The amendment provided that the annual lease payments would be deferred for a two year period commencing January 1, 2014, and the term of the Lease would be extended for an equal amount of time. We remain obligated to pay any royalties or the nonaccountable fee that accrues during the deferral period.